Business Acquisition - Schedule of Pro Forma Financial Information (Details) (10-K)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Revenues	$ 8,701,326
Net loss	(9,302,793)
Net loss attributable to common shareholders	$ (9,872,022)
Loss per share- basic and diluted | $ / shares	$ (0.17)
RMS [Member]
Revenues	$ 7,883,115
Net loss	(4,394,149)
Net loss attributable to common shareholders	$ (4,394,149)
Loss per share- basic and diluted | $ / shares	$ (0.13)
Medovex Corp [Member]
Revenues	$ 818,211
Net loss	(4,908,644)
Net loss attributable to common shareholders	$ (5,477,873)
Loss per share- basic and diluted | $ / shares	$ (0.23)